AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 05, 2024

1933 ACT FILE NO. 333-214796
1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 57

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind
GraniteShares ETF Trust
222 Broadway, 21st Floor
New York, New York 10038
(Name and Address of Agent for Service)

Copies to:
Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 13, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 45 to its Registration Statement until September 13, 2024. Post-Effective Amendment No. 45 to the Trust’s Registration Statement relates to the GraniteShares 1.25x Long TSLA Daily ETF, GraniteShares 2x Long NVDA Daily ETF, GraniteShares 2x Long COIN Daily ETF, GraniteShares 2x Long BABA Daily ETF, GraniteShares 2x Long META Daily ETF, GraniteShares 2x Long GOOGL Daily ETF, GraniteShares 2x Long AMZN Daily ETF, GraniteShares 2x Long AAPL Daily ETF, GraniteShares 2x Long MSFT Daily ETF, GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long PLTR Daily ETF, GraniteShares 2x Long UBER Daily ETF, GraniteShares 2x Long DIS Daily ETF and GraniteShares 2x Long F Daily ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 49 under the Investment Company Act of 1940, filed on June 25, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 05th day of September, 2024.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date
/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	September 05, 2024
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	September 05, 2024
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	September 05, 2024
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 4, filed December 18, 2017.